RELATED PARTY TRANSACTIONS (Amounts Due to Related Parties) (Details) (CNY)	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Amounts due to related parties	97,010,163	89,634,516
Expedia (refer to a1) [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	25,908,342	40,713,108
Egencia Shanghai (refer to a2) [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	769,636	710,919
Egencia Shanghai (refer to a2) [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	532,450
Egencia Cayman (refer to a2) [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	18,290,700
EAN (refer to a4) [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	31,950,021	33,952,245
TripAdvisor China (refer to b2) [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	335,337	201,337
Kuxun (refer to b3) [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	288,905	631,545
Tencent (refer to c2) [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	417,602	1,219,482
Tencent (refer to c3) [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	329,349	340,625
Expedia (refer to d1) [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	55,959	221,852
Jiuyou (refer to e) [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		5,602,708
2012 Affiliate Company (refer to f) [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	311,025	311,025
2012 Second Affiliate Company (refer to g) [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	17,768,819	5,398,068
Others [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	52,018	311,602